CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2022	Oct. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 2,508	$ 30,024,372
Restricted cash	692,734	819,269
Short-term investments	26,179,662	0
Accounts receivable	51,202	320,848
Note receivable	7,500,000	0
Interest receivable	262,192	0
Due from related party	1,369	0
Other current assets	168,957	465,650
Total Current Assets	34,858,624	31,630,139
NON-CURRENT ASSETS:
Note receivable	0	7,500,000
Interest receivable	0	113,014
Property and equipment, net	8,688	11,265
Intangible assets, net	0	147,538
Right-of-use assets, operating leases, net	143,438	760,229
Other non-current assets	20,078	188,281
Total Non-current Assets	172,204	8,720,327
Total Assets	35,030,828	40,350,466
CURRENT LIABILITIES:
Taxes payable	466,878	493,196
Salary payable	424,987	103,168
Accrued liabilities and other payables	384,893	95,664
Due to related parties	126,530	2,564
Operating lease liabilities	90,800	423,124
Total Current Liabilities	1,494,088	1,117,716
NON-CURRENT LIABILITIES:
Operating lease liabilities - noncurrent portion	54,718	237,848
Total Non-current Liabilities	54,718	237,848
Total Liabilities	1,548,806	1,355,564
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Additional paid-in capital	42,663,012	39,776,761
Less: ordinary stock held in treasury, at cost; 10,000 and 0 shares at October 31, 2022 and 2021, respectively	0	0
Accumulated deficit	(5,800,817)	(1,090,060)
Statutory reserve	226,253	199,653
Accumulated other comprehensive income (loss) income	(3,620,712)	96,709
Total TIAN RUIXIANG Holdings Ltd shareholders' equity	33,481,622	38,994,413
Non-controlling interest	400	489
Total Equity	33,482,022	38,994,902
Total Liabilities and Equity	35,030,828	40,350,466
Class A ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	12,636	10,100
Class B ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	$ 1,250	$ 1,250